Post-employment benefit plans - Post-Employment Benefit Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	13.00%	15.00%
Debt securities, total plan assets fair value percent	55.00%	52.00%
Alternative investments, total plan asset fair value percent	32.00%	33.00%
Total plan assets fair value percent	100.00%	100.00%
Liabilities	$ 51,383	$ 46,814
Defined benefit obligation hedged	3,000
MLSE financial liability
Disclosure of fair value of plan assets [line items]
Liabilities	149	149
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	23,768	23,355
Equity securities included in total plan assets	$ 9	$ 11
Equity securities percent included in total plan assets	0.04%	0.05%
Debt securities included in total plan assets	$ 92	$ 85
Debt securities percent included in total plan assets	0.39%	0.40%
Alternative investments included in total plan assets		$ 149
Alternative investments percent included in total plan assets		0.64%
DB pension | Money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,222	$ 739
DB pension | Private equities
Disclosure of fair value of plan assets [line items]
Alternative investments	831	1,017
DB pension | Hedge funds
Disclosure of fair value of plan assets [line items]
Alternative investments	1,268	1,374
DB pension | Real estate and infrastructure
Disclosure of fair value of plan assets [line items]
Alternative investments	4,221	4,297
DB pension | Private Debt
Disclosure of fair value of plan assets [line items]
Alternative investments	1,237	1,048
DB pension | Other
Disclosure of fair value of plan assets [line items]
Alternative investments	32	60
DB pension | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	858	824
DB pension | Canadian | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	10,284	9,904
DB pension | Foreign
Disclosure of fair value of plan assets [line items]
Equity securities	2,265	2,555
DB pension | Foreign | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,550	$ 1,537
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	0.00%
Debt securities, weighted average target allocation	50.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	40.00%
Debt securities, weighted average target allocation	100.00%
Alternative investments, weighted average target allocation	50.00%